AFL-CIO
                           Housing Investment
                                 Trust

                           SEMI-ANNUAL REPORT

                             JUNE 30, 1998

PERFORMANCE HIGHLIGHTS

                                      FOR THE SIX MONTH PERIOD ENDED
                                     JUNE 30, 1998      JUNE 30, 1997
----------------------------------------------------------------------------

Net Assets                         $1.85 billion        $1.48 billion
Participants investment             $122 million          $49 million
Reinvestment of income               $54 million          $45 million
Investment commitment               $194 million         $209 million
Investment fundings                 $497 million         $187 million
Number of participants                       401                  394
Units of participation                 1,663,112            1,368,793
Total gross rate of return, 1-year        10.96%               10.25%

REPORT TO PARTICIPANTS

The AFL-CIO Housing Investment Trust completed one of its best six-month periods on June 30, 1998. Its performance in the first half of the year,as detailed in this report, was characterized by very strong returns and record growth. Effective management of the portfolio enabled the Trust to surpass industry benchmarks and deliver highly competitive returns to participants, maximizing opportunities for gains in an environment of falling interest rates. This vigorous start has positioned the Trust for one of its strongest years yet, continuing to make it an attractive investment choice for a growing number of pension investors.

PERFORMANCE OF THE TRUST

The total net assets of the Trust grew by more than 10 percent during the first two quarters of 1998, reaching the new high of $1.85 billion at June 30. Investor confidence was evidenced in the $122 million in new investment brought to the Trust, more than double the figure from the comparable period of 1997. As another sign of confidence in the Trust, its reinvestment rate reached a high of more than 90 percent as participants reinvested more than $54 million in earned income. At midyear, with 13 new participants, the Trust had a total of 401 participating investors.

     The Trust continued to significantly outperform industry benchmarks. It was able to maximize returns in the low interest rate environment that marked the first half of 1998 by pursuing an effective portfolio management strategy. The Trust's performance at June 30 compared favorably to that of the standard industry indices, both short-term and over longer periods (see table). The Trust's total gross rate of return for the year ending June 30 was 10.96 percent, exceeding that of the Salomon Brothers Mortgage Index (8.85 percent) and the Lehman Brothers Aggregate Bond Index (10.54 percent).

     At mid-year, the number of outstanding units of participation held by participants totaled 1,663,112. The net asset value per unit of participation grew to $1,110.73 as of June 30, up from $1,104.30 at the end of 1997.

[GRAPHIC REPRESENTING 1, 3, 5 AND 10-YEAR PERFORMANCE OF THE TRUST AS
  COMPARED TO STANDARD INDUSTRY INDICES]


                                         1-year   3-year   5-year     10-year

AFL-CIO Housing Investment Trust          10.96%   9.32%    8.20%     10.03%
Salomon Brothers Mortgage Index            8.85%   7.88%    6.89%      9.08%
Lehman Brothers Aggregate Bond Index      10.54%   7.88%    6.88%      9.07%

LOAN PRODUCTION

The high pace of loan production activity in the first half of the year has positioned the Trust to make 1998 one of its most productive years on record. During this period, the Trust's management was particularly sensitive to portfolio duration in view of falling interest rates. To enhance value in this interest rate environment, the Trust adjusted the overall duration of the portfolio with the strategic purchase and sale of certain securities. This repositioning of the portfolio, together with vigorous loan production activity, generated $497 million investment fundings during the period.

     The Trust entered into $194 million in new financing commitments during the first two quarters. A little over half of these commitments, $99 million, will go to develop eight multi-family housing projects. New single-family initiatives forged by the Trust during this period, as discussed below, produced $95 million in commitments -- almost four times the single-family commitments of a year earlier. This was in keeping with the Trust strategy of managing the portfolio duration to maximize returns in changing interest rate environments by securing an appropriate balance between longer-term multi-family investments and shorter-term single-family investments.

   The financing commitments made during the first half of 1998 are expected to produce more than 1,600 units of multi- and single-family housing.

PORTFOLIO MANAGEMENT

The Trust's portfolio at June 30 was distributed primarily among mortgage-backed securities (52.3 percent), FHA mortgages (29.5 percent), and FHA construction loans (14.0 percent). The portfolio also included local initiatives (1.5 percent) and short-term investments (2.7 percent). This is shown in the accompanying table. Of HIT's long-term investments, 98.5 percent were insured or guaranteed by the U.S. government or government-sponsored enterprises such as Fannie Mae or Freddie Mac.

     The continuing strong performance of the Trust reflected the success of its portfolio management strategy. Rigorous monitoring of the portfolio and continual adjustment of duration have enabled the Trust to enhance returns and avoid unrealized losses in value in changing market conditions. Pre-payment lock-out provisions of the mortgage-backed securities held by the Trust for multi-family projects provided a measure of protection against the adverse impacts typically experienced by such securities when interest rates fall.

[GRAPHIC OF PIE CHART REPRESENTING PORTFOLIO ALLOCATION AS OF JUNE 30, 1998]

Mortgage-Backed Securities        52.3%
FHA mortgages                     29.5%
FHA construction loans            14.0%
Short-term investments             2.7%
Local initiatives                  1.5%

     Administrative and systems improvements during this period further increased the efficiency of the Trust's management structure and contributed to its strong showing. An expanded cash management system was implemented during the first half of 1998 and was instrumental in achieving the low cash balance of 2.7 percent of total net assets at June 30. Also during this period, the Trust took steps to achieve greater efficiency in managing its growing asset base with the selection of Bankers Trust as the new custodian of HIT assets. The Trust's administrative costs continued to rank among the lowest in the industry, with a ratio of expenses to average net assets of just 40 basis points (0.40 percent) for the one-year period ended June 30.

NEW INVESTMENT INITIATIVES

The first half of 1998 saw the successful launch of the Homeownership Opportunity Initiative, a $250 million, three-year partnership between the Trust and Fannie Mae. The partnership will provide additional investment opportunities for the Trust in single-family home mortgages and help expand investments in urban areas. At mid-year, the Initiative was underway in the initial cities of Seattle, San Francisco and Boston with the full support of each city's mayor, who will contribute local resources to the program.

     The Trust also committed $20 million to an innovative single-family endeavor with Freddie Mac in the city of New Orleans, an important step in increasing HIT activity in the South. More than 200 homes will be built or renovated each year under an agreement between the Southeast Louisiana Building and Construction Trades Council and a local community organization that will be the project developer. Both of these single-family initiatives promote housing production and expand homeownership opportunities for low- and moderate-income families, while also helping to revitalize urban neighborhoods.

     In these and a wide variety of multi-family financing commitments undertaken during the first two quarters, the Trust's technical expertise has made it a resource of growing importance to local and state housing agencies, community groups and developers. These partners look to the Trust not just for financing but for its know-how in executing complex financial transactions.

     The Trust's new single-family commitments are the first stage in implementing Urban Investment 2000 -- the bold new framework for investment that was approved by the HIT Board of Trustees in April. Other components of Urban Investment 2000 will focus on new multi-family housing activity and supportive housing for the formerly homeless, two areas that offer significant potential for HIT. The forward-looking strategy provides an excellent platform for future growth of the HIT investment program as the Trust approaches $2 billion in assets.

FUTURE OUTLOOK

The AFL-CIO Housing Investment Trust is well positioned for robust growth and performance in the remainder of 1998 and beyond. The single-family partnerships with Fannie Mae and Freddie Mac have broadened an already extensive network of investment relationships at the national, state and community levels and added an important dimension to the Trust's investment program. Through this and other initiatives to be launched under the banner of Urban Investment 2000, the Trust is laying the groundwork to further expand its pipeline of high quality projects and keep pace with new assets invested in the Trust. By continuing its program of active portfolio management, the Trust will seek to anticipate and respond to changes in the financial markets in order to minimize risk and increase the value of participant shares.

     We believe the combination of strong performance, an effective management structure, and a proven investment strategy provides a solid foundation for continued success in providing the high security and competitive returns our participants expect.

[signature of Stephen Coyle]
Stephen Coyle
CHIEF EXECUTIVE OFFICER

[signature of Michael M. Arnold]
Michael M. Arnold
DIRECTOR OF INVESTOR RELATIONS

[signature of ElChino Martin]
ElChino Martin
GENERAL COUNSEL

[signature of James Campbell]
James Campbell
CHIEF INVESTMENT OFFICER

1998 PARTICIPANTS MEETING

The 1998 Annual Meeting of Participants was held in Washington, D.C. on May 19, 1998. The following matters were put to a vote of Participants, through the solicitation of proxies, at the meeting:

     Richard Ravitch was re-elected to chair the Board of Trustees by a vote of 954,042.8638 for, 68,273.8616 against, 573.6576 abstentions, and
545,860.9078 votes not cast.

     The following table details votes pertaining to Trustees who were elected at the Annual Meeting:

-----------------------------------------------------------------------------
                      Votes          Votes         Votes         Votes
Trustee                For          Against       Abstained     Not Cast
-----------------------------------------------------------------------------
John J. Sweeney       955,724.7929   67,165.5901      0.0000   545,860.9078
Arthur A. Coia        942,574.4258   80,315.9572      0.0000   545,860.9078
John E. Cullerton     953,700.6767   68,273.8616    915.8447   545,860.9078
Terrance R. Duvernay  954,410.7180   67,165.5901  1,314.0749   545,860.9078
Edwin D. Hill         955,035.3538   67,563.8203    291.2089   545,860.9078
Frank Hurt            955,035.3538   67,165.5901    689.4391   545,860.9078
Martin J. Maddaloni   954,021.1910   68,800.5972     68.5957   545,860.9078
A.L. "Mike" Monroe    954,427.4369   68,273.8616    189.0845   545,860.9078
Tony Stanley          954,076.3925   68,273.8616    540.1289   545,860.9078
Andrew L. Stern       954,393.9082   68,273.8616    222.6132   545,860.9078
Patricia F. Wiegert   954,984.3756   67,165.5901    740.4173   545,860.9078

     Trustees Alfred Fleischer, Robert Georgine, Frank Hanley, John Joyce,
Walter Kardy, George Latimer, H.D. LaVere, Marlyn Spear, Tony Stanley, Linda
Chavez-Thompson and Richard Trumka were not up for election in 1998. Their terms continued after the date of the Annual Meeting.

     Arthur Andersen LLP was ratified as the Trust's Public Accountants by a vote of 1,022,423.5571 for, 0.0000 against, 466.8259 abstentions, and
545,860.9078 votes not cast.


                    AMERICAN FEDERATION OF LABOR AND
                CONGRESS OF INDUSTRIAL ORGANIZATIONS
                     HOUSING INVESTMENT TRUST

                        FINANCIAL STATEMENTS
                            JUNE 30, 1998

AFL-CIO HOUSING INVESTMENT TRUST
STATEMENT OF ASSETS AND LIABILITIES

June 30, 1998 (Dollars in thousands unless noted; unaudited)


ASSETS
-----------------------------------------------------------------------------
Investments, at value (amortized cost $1,760,910)                 $1,834,236
Cash                                                                     557
Accrued interest receivable                                           13,609
Accounts receivable                                                      409
Prepaid expenses and other assets                                      1,233
----------------------------------------------------------------------------
TOTAL ASSETS                                                      $1,850,044


LIABILITIES
----------------------------------------------------------------------------
Accounts payable and accrued expenses                                   $748
Redemptions payable                                                       84
Refundable deposits                                                      947
Income distribution payable, net
 dividends reinvested of $9,584                                          991
----------------------------------------------------------------------------
TOTAL LIABILITIES                                                      2,770

Net assets applicable to participants' equity -
   certificates of participation; authorized unlimited;
   outstanding 1,663,112 units (note 5)                           $1,847,274
-----------------------------------------------------------------------------
Net asset value per unit of participation (in dollars)             $1,110.73
-----------------------------------------------------------------------------
See accompanying notes to financial statements.

SCHEDULE OF PORTFOLIO INVESTMENTS

June 30, 1998 (Dollars in thousands; unaudited)

FHA MORTGAGES (29.5%)

Single Family
-----------------------------------------------------------------------------
                                         Face       Amortized
Interest Rate     Maturity Date         Amount        Cost        Value
-----------------------------------------------------------------------------

    7.75%        Jul-2021 - Aug-2021      $1,356     $1,356        $1,392
    8.00%        Jul-2021                  1,391      1,397         1,450
   10.31%        Feb-2016                     77         77            77
   11.31%        Mar-2016                     88         88            88
                                        --------------------------------------
                                          $2,912     $2,918        $3,007
                                        --------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
June 30, 1998 (Dollars in thousands; unaudited)

FHA MORTGAGES (29.5%)

Multifamily
-----------------------------------------------------------------------------
                                         Face       Amortized
Interest Rate     Maturity Date         Amount        Cost        Value
-----------------------------------------------------------------------------
   6.50%         Aug-2004                $16,923    $16,923       $16,760
   6.75%         Nov-2037                  3,679      3,201         3,721
   7.20%         Aug-2039                      0          0           110
   7.43%         May-2023                 17,889     18,257        18,225
   7.50%         Nov-2022                  7,593      7,781         7,692
   7.55%         Aug-2012                    938        700           938
   7.63%         Apr-2031-Jun-2037        45,074     45,086        47,555
   7.75%         Apr-2029-Jan-2038        30,403     30,409        32,067
   7.85%         Sep-2037                  2,619      2,619         2,802
   7.88%         Mar-2034                 12,358     12,546        12,975
   7.93%         Jul-2035                 19,631     19,640        20,620
   7.95%         Apr-2029                  1,729      1,729         1,763
   8.00%         Sep-2031 - Jun-2038      23,563     23,362        24,782
   8.13%         Aug-2028 - Apr-2038      36,183     36,135        38,195
   8.18%         Nov-2036                 36,703     36,237        39,141
   8.25%         Feb-2026 - Sep-2035      36,392     36,419        38,359
   8.30%         Nov-2027 - Jun-2036      11,212     11,161        11,997
   8.31%         Mar-2038                 22,998     22,666        24,608
   8.38%         Jan-2027 - Nov-2034      39,128     39,148        41,472
   8.40%         Apr-2012 - Jan-2028      14,637     14,297        15,403
   8.50%         Apr-2012 - Feb-2035      13,170     13,024        13,935
   8.60%         Jan-2028                  2,051      2,054         2,195
   8.63%         Dec-2029                  4,247      4,251         4,529
   8.70%         Feb-2033                  2,979      2,979         3,188
   8.75%         May-2036 - Sep-2036      12,306     12,194        13,144
   8.80%         Oct-2032                  5,647      5,650         5,929
   8.88%         Sep-2029 - Jun-2036      23,863     23,785        25,270
   9.00%         Jun-2034 - Nov-2035      16,140     16,058        17,095
   9.13%         Apr-2031 - May-2035      16,410     16,415        16,994
   9.25%         Feb-2029 - Jun-2034       9,747      9,747        10,209
   9.31%         Dec-2032                    179        176           188
   9.38%         Jun-2034                  1,870      1,901         2,001
   9.40%         Jan-2036                  9,661      9,667        10,338
   9.50%         Jul-2027                    380        389           406
   9.75%         Apr-2031                  3,604      3,581         3,856
  10.00%         May-2002 - Mar-2031       5,875      5,875         6,284
  10.15%         Mar-2034                  1,963      1,963         2,042
  10.45%         Jan-2030                  1,220      1,221         1,244
                                        --------------------------------------
                                        $510,964   $509,246      $538,032
                                        -------------------------------------
TOTAL FHA MORTGAGES                     $513,876    512,164       541,039
                                         -------------------------------------


SCHEDULE OF PORTFOLIO INVESTMENTS

June 30, 1998 (Dollars in thousands; unaudited)

FHA CONSTRUCTION LOANS (14.0%)

Multi-family
------------------------------------------------------------------------------
Interest Rates    Maturity   Commitment     Face   Amortized
Perm     Const       Date*     Amount      Amount     Cost      Value
------------------------------------------------------------------------------
6.75%    6.75%     Mar-2021     $1,141        $0        $0        $(13)
6.75%    6.75%     Mar-2038      3,123     3,652     3,060       3,612
6.75%    6.75%     Jun-2040      1,103         0         0         (15)
6.88%    7.13%     Nov-2030     29,545         0         0         126
7.00%    7.00%     Apr-2039      6,044       803       850         926
7.13%    7.13%     Apr-2039      8,200     6,262     6,262       6,482
7.17%    7.17%     Oct-2038      4,905         0         0           0
7.50%    7.50%     May-2037     10,145     9,125     9,125       9,663
7.55%    7.55%     Nov-2037      9,225     8,185     8,197       8,709
7.63%    7.63%     Dec-2027     33,989    31,281    31,029      33,402
7.70%    7.95%     Apr-2038     85,622    82,977    81,136      87,471
7.70%    7.70%     Oct-2039     12,535    11,200    11,077      11,575
7.75%    7.75%     Oct-2037      3,050     3,050     3,046       3,264
7.75%    7.75%     Aug-2038      1,452         0         0           0
7.80%    7.80%     Feb-2038     21,801    16,289    16,289      17,652
7.88%    7.88%     Mar-2037      4,275     3,910     3,913       4,199
7.88%    7.88%     Nov-2038      5,282     4,062     4,062       4,273
7.97%    7.97%     Jul-2038      4,134     3,971     3,883       4,136
8.25%    8.25%     Nov-2036      3,645     3,258     3,261       3,513
8.25%    8.50%     Feb-2037      5,265     4,844     4,849       5,216
8.75%    8.80%     Mar-2037     29,095    27,030    27,036      28,892
9.25%    9.25%     May-2036     20,600    19,414    19,419      20,856
9.90%   10.00%     Oct-2032      2,262     2,170     2,173       2,306
                                -----------------------------------------
TOTAL FHA CONSTRUCTION LOANS            $241,4832 $238,667    $256,418
                                -----------------------------------------

*  Permanent mortgage maturity date.

SCHEDULE OF PORTFOLIO INVESTMENTS

June 30, 1998 (Dollars in thousands; unaudited)

GNMA SECURITIES (29.1%)

Single-family
-----------------------------------------------------------------------------
                                          Face        Amortized
Interest Rate     Maturity Date          Amount         Cost         Value
------------------------------------------------------------------------------
    7.00%      Apr-2026-Jun-2028       $14,616         14,616        14,989
    7.50%      Jan-2025-Jun-2028       149,055        152,807       153,229
    8.00%      Dec-2009-Jun-2028       221,667        228,881       229,550
    8.50%      Jul-2021-Aug-2025        34,045         35,074        35,998
    9.00%      May-2016-Jun-2025        17,348         18,050        18,537
    9.50%      Aug-2016-Sep-2021         4,792          4,914         5,172
   10.00%      Jun-2019                     35             35            35
   11.00%      Jul-2015-Sep-2016           170            170           170
   11.25%      Oct-2015                     88             88            88
   12.00%      Apr-2015-Jun-2015            60             60            60
   12.25%      Apr-2015                      4              4             4
   13.00%      Jul-2014                      4              4             4
   13.25%      Dec-2014                      6              6             6
   13.50%      Aug-2014                      3              3             3
                                       ---------------------------------------
                                      $441,893       $454,712      $457,705
                                       ---------------------------------------
Multifamily
------------------------------------------------------------------------------
    7.50%      Jul-2037-Nov-2037        13,391         13,405        14,250
    7.70%      Jul-2036                  9,053          9,067         9,655
    7.88%      Jan-2033-Jul-2039         2,637          2,637         5,115
    8.25%      May-2032-Sep-2036         7,569          7,639         7,868
    8.50%      Jan-2027-Jul-2029        13,313         13,419        14,130
    8.75%      Dec-2026                  4,378          4,378         4,477
    9.00%      Jun-2030-May-2031        12,667         12,121        13,550
   10.05%      May-2026                  1,257          1,257         1,290
   12.55%      Jun-2025                  6,109          6,027         6,246
                                       -------------------------------------
                                       $70,344        $69,950       $76,581
                                       -------------------------------------
TOTAL GNMA SECURITIES                 $512,237       $524,662      $534,286
                                       --------------------------------------
/TABLE

SCHEDULE OF PORTFOLIO INVESTMENTS

June 30, 1998 (Dollars in thousands; unaudited)

GNMA CONSTRUCTION LOANS (2.5%)

Multi-family
-----------------------------------------------------------------------------
Interest Rates   Maturity    Commitment     Face     Amortized
Perm    Const      Date*       Amount      Amount      Cost        Value
------------------------------------------------------------------------------
6.93%   7.07%     Jan-2040    $ 8,460      $ 1,375     $ 1,375    $ 1,683
7.10%   7.10%     Oct-2039     42,137       23,177      23,018     24,471
7.13%   7.13%     Nov-2038      7,516        6,338       6,264      6,488
7.18%   7.18%     Jan-2039      4,095        2,177       2,177      2,259
7.33%   7.76%     Nov-2029     27,555        1,508       1,508      2,610
7.63%   7.80%     May-2039     15,285       12,071      11,847     13,141
7.80%   8.00%     Jan-2039     54,238       34,454      34,472     38,251
8.04%   7.88%     Jan-2039     20,958       10,347      10,442     11,814

                                          ------------------------------------
TOTAL GNMA CONSTRUCTION LOANS              $91,447     $91,103   $100,717
                                         -------------------------------------
*  Permanent mortgage maturity date.


FNMA SECURITIES (10.8%)

Single-Family
-----------------------------------------------------------------------------
Interest     Maturity               Face       Amortized
Rate           Date*               Amount        Cost         Value
-----------------------------------------------------------------------------
6.50%    Mar-2013-Jan-2028         $5,833     $5,864          $5,858
7.00%    Jan-2004-Jan-2028         31,911     31,676          32,370
7.50%    Dec-2007-Sep-2027         81,926     84,089          84,165
8.25%    Oct-2021                     155        153             161
8.50%    Aug-2021-Dec-2021            379        378             396
9.00%    Jan-2024-May-2025          1,402      1,462           1,483
                                 -----------------------------------
                                 $121,606   $123,622        $124,433
                                 -----------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS

June 30, 1998 (Dollars in thousands; unaudited)

FNMA SECURITIES (10.8%)

Multi-family
------------------------------------------------------------------------------
Interest    Maturity        Commitment     Face   Amortized
  Rate        Date*          Amount       Amount     Cost      Value
------------------------------------------------------------------------------
6.50%    Sep-2015           $3,728           $0         $0        $0
7.00%    Sep-2014            1,675            0          0        34
7.38%    Mar-2015            2,145            0          0        43
7.50%    Apr-2012-Jan-2015   5,151        1,092      1,082     1,187
7.63%    Jun-2008-Feb-2013                4,073      4,058     4,215
7.75%    Sep-2006-Apr-2027   7,503        2,394      2,361     2,637
7.88%    Jan-2007                           471        467       489
8.00%    Nov-2019-May-2020                7,170      7,126     7,600
8.13%    May-2020                         8,317      8,256     8,898
8.25%    May-2022-Sep-2025  11,490       10,939     10,939    11,747
8.38%    Jan-2022                         1,123      1,113     1,224
8.50%    Sep-2026                         1,535      1,518     1,689
8.63%    Sep-2025                        10,976     10,983    11,789
9.13%    Jul-2012-Sep-2015               12,889     12,852    13,303
9.25%    Jun-2018                         5,363      5,337     5,900
9.75%    Feb-2023                         1,968      1,946     1,968
                                     --------------------------------
                                        $68,310    $68,038   $72,723
                                     --------------------------------
                                     --------------------------------
TOTAL FNMA SECURITIES                  $189,916   $191,660  $197,156
                                     --------------------------------
/TABLE

SCHEDULE OF PORTFOLIO INVESTMENTS

June 30, 1998 (Dollars in thousands; unaudited)

FHLMC SECURITIES (6.9%)

Single-family
-----------------------------------------------------------------------------
                                        Face     Amortized
Interest Rate     Maturity Date        Amount       Cost           Value
-----------------------------------------------------------------------------

6.00%             Mar-2005               $176       $168          $176
6.50%             Mar-2013-Mar-2028     5,486      5,506         5,520
7.00%             May-2004-Mar-2028    42,483     43,308        43,268
7.50%             Nov-2003-Oct-2027    58,442     60,116        60,057
8.25%             Dec-2022                471        469           490
8.50%             Jul-2024-Jun-2025     7,472      7,524         7,798
9.00%             Mar-2025              1,465      1,486         1,548
                                    ------------------------------------
                                     $115,595   $118,577      $118,857
                                    ------------------------------------

Multi-family
------------------------------------------------------------------------
8.00%             Feb-2009             $8,109     $8,120        $8,271
------------------------------------------------------------------------

TOTAL FHLMC SECURITIES               $124,104   $126,697      $127,128
                                      ------------------------------------

LOCAL INITIATIVES (0.8%)

Multi-family
---------------------------------------------------------------------------
Interest                      Commitment      Face     Amortized
  Rate       Maturity Date      Amount       Amount      Cost        Value
---------------------------------------------------------------------------
7.70%       Jun-2006-Jun-2029   $41,094      $12,710     $12,711    $13,805
8.00%       May-2025                           4,910       4,895      5,008
8.25%       Jan-2005-Sep-2012                  1,456       1,432      1,486
8.38%       Feb-2007-Jan-2008                  1,799       1,814      1,835
8.63%       Jun-2025                           1,434       1,434      1,509
9.13%       May-2017                             695         700        729
9.39%       Dec-2023                             973         969      1,022
9.50%       Aug-2012-Apr-2024                  2,187       2,197      2,296
                                         -----------------------------------
TOTAL LOCAL INITIATIVES                      $26,164     $26,152    $27,690
                                          ----------------------------------
TOTAL LONG-TERM INVESTMENTS               $1,699,227  $1,711,105 $1,784,434
                                          ----------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS

June 30, 1998 (Dollars in thousands; unaudited)

SHORT-TERM INVESTMENTS (2.7%)

-----------------------------------------------------------------------------
                    Maturity             Face     Amortized
Description           Date      Rate     Amount      Cost         Value
------------------------------------------------------------------------------
Commercial Paper
Allstate Corp.      1-Jul-1998   6.25%    $1,300    $1,300        $1,300
Goldman Sachs
  Group LP          1-Jul-1998   6.25%     1,000     1,000         1,000
Morgan Stanley
 Dean Witter & Co   1-Jul-1998   6.25%     7,000     7,000         7,000
George Washington
 University         14-Jul-1998  5.60%     5,000     5,000         5,000
Kitty Hawk
 Funding Corp.      22-Jul-1998  5.60%     4,984     4,984         4,984
Ranger Funding
 Corp.              23-Jul-1998  5.54%     5,103     5,103         5,103
Centric Funding
 Corp.              24-Jul-1998  5.52%     5,182     5,182         5,182
Corporate
 Receivables Corp.  24-Jul-1998  5.53%     4,982     4,982         4,982
Kitty Hawk
 Funding Corp.      30-Jul-1998  5.68%     5,001     5,001         5,001
Merrill Lynch
 & Co.              31-Jul-1998  5.54%     4,977     4,977         4,977
Corporate Asset
 Funding Co., Inc.   3-Aug-1998  5.52%     5,059     5,059         5,059
Ford Motor Credit
 Corp.               2-Sep-1998  5.54%       217       217           214
                                    ------------------------------------------
TOTAL SHORT-TERM INVESTMENTS             $49,805   $49,805       $49,802
                                    ------------------------------------------

                      TOTAL INVESTMENTS

                                    ------------------------------------------
                                       Face        Amortized
                                      Amount        Cost           Value
                                    ------------------------------------------

                                    $1,749,032   $1,760,910   $1,834,236
                                    ------------------------------------------

STATEMENT OF OPERATIONS

Six Months Ended June 30, 1998 (Dollars in thousands; unaudited)

INVESTMENT INCOME:
-----------------------------------------------------------------------------
Interest:
  FHA mortgages                                                  $20,853
  FHA construction loans                                          11,072
  GNMA securities                                                 18,694
  FNMA securities                                                  7,958
  FHLMC securities                                                 3,892
  Local Initiatives                                                  793
  Short-term Investments                                           2,517
Discount and (premium) amortization and other income, net         (2,445)
-----------------------------------------------------------------------------
TOTAL INCOME                                                     $63,334
                                                             ----------------
</TABLE.


EXPENSES
-----------------------------------------------------------------------------
Salary and fringe benefits                                     $2,152
Legal fees                                                        180
Consulting Fees                                                    95
Auditing and tax accounting fees                                   46
Insurance                                                          75
Marketing and sales promotion                                     250
Program Development                                               155
Trustee expenses                                                   25
General Expenses                                                  595
----------------------------------------------------------------------------
TOTAL EXPENSES                                                  3,573

Investment Income - net                                        59,761
                                                       ---------------------

Realized gain on sale of investments:                           2,236
                                                       ---------------------
Net change in unrealized appreciation
 and (depreciation) on investments                              7,728

Net gain on investments                                         9,964
                                                       ---------------------

Net increase in net assets resulting from operations          $69,725
                                                       ----------------------

See accompanying notes to financial statements.
/TABLE

STATEMENT OF CHANGES IN NET ASSETS

Six Months Ended June 30, 1998 (Dollars in thousands; unaudited)

INCREASE IN NET ASSETS FROM OPERATIONS
-----------------------------------------------------------------------------
Investment income - net                                       $59,761
  Net realized gain on sale of investments                      2,236
  Net change in unrealized appreciation and (depreciation)      7,728
                                                           ------------------
Net increase in net assets resulting from operations           69,725
                                                           ------------------

Distribution paid to participants or reinvested from:
   Investment income - net                                   $(59,761)
----------------------------------------------------------------------------


INCREASE IN NET ASSETS FROM SHARE TRANSACTIONS
-----------------------------------------------------------------------------
Proceeds from the sale of 109,919 units                     $121,949

  Dividend reinvestment of 48,514 units                       53,790

  Payments for redemption of 9,177 units                     (10,174)
-----------------------------------------------------------------------------
Net increase from share transactions                         165,565
                                                        ----------------------
TOTAL INCREASE IN NET ASSETS                                 175,529
                                                        ----------------------
Net assets at the beginning of period                      1,671,745
                                                        ----------------------
Net Assets at end of period                               $1,847,274
                                                        ----------------------

See accompanying notes to financial statements.
/TABLE

NOTES TO FINANCIAL STATEMENTS

1.     SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The American Federation of Labor and Congress of Industrial Organizations (AFL-CIO) Housing Investment Trust (the Trust) is a common law trust created under the laws of the District of Columbia and is registered under the Investment Company Act of 1940 as a no-load, open-end investment company. The Trust has obtained certain exemptions from the requirements of the Investment Company Act of 1940 that are described in the Trust's prospectus.

     Participation in the Trust is limited to labor organizations and eligible pension, welfare and retirement plans that have beneficiaries who are represented by labor organizations. The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATION

Investments are presented at value. Value determinations are summarized by specific category of investment as follows:

    Long-term investments, consisting of permanent mortgages, mortgage-backed securities, construction loans and participation certificates, are valued using published prices, dealer bids, or cash flow models discounted using market-based discount and prepayment rates, developed individually for each security. The market-based discount rate is composed of a risk-free yield (i.e., a U.S. Treasury Note with a weighted average life comparable to the security being valued) adjusted for an appropriate risk premium. The risk premium reflects actual premiums in the marketplace over the yield on U.S. Treasury securities of comparable risk and maturity to the security being valued as adjusted for other market considerations. On loans for which the Trust finances the construction and permanent mortgage, value is determined based on the total amount of the commitment for the term of the construction loan plus the permanent mortgage loan. For construction-only loans, the outstanding principal balance of the loan is used to approximate value, assuming no decline in credit quality.

     Short-term investments, consisting of commercial paper, that mature less than sixty days from the balance sheet date are valued at amortized cost, which approximates value. Short-term investments maturing more than sixty days from the balance sheet date are valued at the last reported sales price on the last business day of the month or the mean between the reported bid and ask price if there was no sale. Short-term investments maturing more than sixty days from the balance sheet date for which there are no quoted market prices are valued to reflect current market yields for securities with comparable terms and interest rates.

     Additional information relative to investment terms and credit risks are described more fully in the Trust's prospectus.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

FEDERAL INCOME TAXES

The Trust's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its participants. Therefore, no federal income tax provision is required.

     The total cost of the portfolio of investments for federal income tax purposes approximates the cost of all investments for financial statement purposes.

DISTRIBUTIONS TO PARTICIPANTS

At the end of each calendar month, pro rata distribution is made to participants of the net investment income earned during the preceding month. Amounts distributable, but not disbursed, as of the balance sheet date are classified as income distribution payable.

     Participants redeeming their investments are paid their pro rata share of undistributed net income accrued through the month-end of redemption.

     The Trust offers an income reinvestment plan which allows current participants to automatically reinvest their income distribution into Trust units of participation. Total reinvestment approximated 90 percent of distributable income for the six months ended June 30, 1998.


INVESTMENT INCOME

Interest income is recognized on an accrual basis. Commitment fees, points and other discounts or premiums resulting from the funding or acquisition of mortgage loans or mortgage-backed securities are accounted for as an adjustment to the cost of the investment and amortized over the estimated life of the mortgage loan or mortgage-backed security. Realized gains and losses from investment transactions are recorded on the trade date using an identified cost basis.

2.     TRANSACTIONS WITH AFFILIATES

During the six months ended June 30, 1998, certain members of the Trust's staff provided services to the AFL-CIO Building Investment Trust, a Maryland group trust. The total cost for these services and related expenses for the six months ended June 30, 1998, amounted to $693,000. The Trust was reimbursed for all of these costs, except for $338,000, which is included in the accounts receivable balance in the accompanying financial statements.

3.     COMMITMENTS

The assets of the Trust are invested in short-term investments until they are required to fund commitments for construction loans, mortgage-backed securities or permanent mortgages. At June 30, 1998, the Trust had remaining unfunded commitments of approximately $313,798,000 to fund construction and permanent mortgages, and other investments. The Trust is required to maintain a segregated account of securities in an amount no less than the total unfunded commitments less short-term investments.


4.     INVESTMENT TRANSACTIONS (dollars in thousands)

A summary of investment transactions for the separate instruments included in the Trust's investment portfolio, at amortized cost, for the six months ended June 30, 1998, follows:

                         FHA              GNMA
                FHA     Const-   GNMA     Const-    FNMA    FHLMC   Local
               Mort-    ruction  Secur-   ruction   Secur-  Secur-  Initi-
               gages    Loans    ities    Loans     ities   ities   atives

Balance,
 January 1,
 1998        $510,595  $298,943 $377,463 $63,293  $224,778 $51,066 $12,741

Purchases and
 construction
 loan advances,
 net of
 discounts        -      39,599  215,330  51,454    73,443  103,105 13,739

Change in
 discounts
 and premiums   (1,098)     674    5,154      95     1,209    2,179    (10)

Transfers       59,225  (61,864)   10,458 (7,819)        0        0      0

Principal
 reductions    (56,558) (38,685)  (83,743)(15,920) (107,770) (29,653)  (318)
               --------------------------------------------------------------
Balance,
 June 30,
 1998         $512,164 $238,667  $524,662 $91,103  $191,660 $126,697 $26,152
              ----------------------------------------------------------------


For the six months ended June 30, 1998, the Trust had net unrealized appreciation in value of investments of $7,728. The accumulated unrealized net appreciation in the value of investments of securities was $73,326 as of June 30, 1998

5.     PARTICIPANTS' EQUITY (dollars in thousands)

Participants' equity consisted of the following at June 30, 1998:

   Amount invested and reinvested
     by current participants                     $1,772,352

   (Gain)loss on redemption of units of
     participation                                   (1,378)

   Accumulated unrealized appreciation
     in the value of investments                     73,326

   Accumulated undistributed net
     realized gain on investments                     2,236

   Accumulated undistributed investment
     income - net                                       738
                                                 --------------
                                                 $1,847,274
                                                 --------------

6.   RETIREMENT AND DEFERRED COMPENSATION PLANS

The Trust participates in the AFL-CIO Staff Retirement Plan, which is a multi-employer defined benefit pension plan, covering substantially all employees. This plan was funded by employer contributions, at rates approximating 17.4 percent of employees' salaries during the six months ended June 30, 1998. The total Trust pension expense for the six months ended
June 30, 1998, was approximately $292,000.

     The Trust has a tax deferred compensation plan, referred to as a 401(k) plan, covering substantially all employees. This plan permits employees to defer the lesser of 15 percent of their annual salary or the applicable IRS limit. The Trust matches dollar-for-dollar the first $1,350 of employee contributions. The Trust's 401(k) contribution for the six months ended June
30, 1998, was approximately $53,000.

7.   BANK LOANS

The Trust has a secured $25,000,000 bank line of credit, borrowing under this agreement bear interest at LIBOR plus one-half percent. Five mortgage-backed securities have been pledged as collateral for the line of credit. As of June
30, 1998, the Trust had no outstanding balance on this line of credit. No compensating balances are required.

SUPPLEMENTAL INFORMATION

Selected Per Share Data and Ratios for the Six Months Ended June 30, 1998, and Years Ended December 31, 1997, 1996, 1995 and 1994 (Unaudited)

PER SHARE DATA
-----------------------------------------------------------------------------
                          Six Months
                            Ended                  December 31,
                         June 30, 1998   1997      1996      1995      1994
-----------------------------------------------------------------------------
Investment Income      $40.59          $83.77     $84.10    86.50      87.13
Expenses                (2.29)          (4.71)     (4.99)   (5.38)     (5.47)

Investment Income -
  net                   38.30           79.06      79.11    81.12      81.66
Distribution from
  investment income -
  net                  (38.30)         (79.10)    (78.76)  (80.77)    (81.66)
Distribution from
  realized gain
  on investments                        (0.48)

Net asset value
Beginning of period    1,104.30      1,072.98    1,098.53  991.40    1,102.58
Net realized and
unrealized gains
(losses) on
investments.  Net
increase (decrease)
in net asset value         6.43         31.32      (25.55) 107.13    (111.18)
------------------------------------------------------------------------------
END OF PERIOD         $1,110.73     $1,104.30   $1,072.98 $1,098.53  $991.40
------------------------------------------------------------------------------

RATIOS
-----------------------------------------------------------------------------
Ratio of expenses
 to average net assets    0.4%(1)       0.4%        0.5%     0.5%      0.5%


Ratio of net investment
 income to
 average net assets       6.8%(1)       7.2%        7.3%     7.6%      7.8%

Portfolio turnover rate  40.2%(1)      15.3%       20.3%    31.2%     27.5%


Number of outstanding
 units at end of period 1,663,112   1,513,856  1,289,082  1,062,234  943,378

-----------------------------------------------------------------------------
See accompanying notes to financial statements.
(1) Percents are annualized./TABLE

                 [AFL-CIO HOUSING INVESTMENT TRUST LOGO}

                             AFL-CIO
                     HOUSING INVESTMENT TRUST
                       1717 K STREET, N.W.
                           SUITE 707
                     WASHINGTON, DC 20006
                         (202) 331-8055